Other Financial Data - Summary of Components of Other Liabilities (Details) - USD ($) $ in Millions	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Financial Data [Abstract]
Deferred revenue	$ 96	$ 93	$ 55
Operating lease liabilities	95	103	139
Finance lease liabilities	16	18	34
Unrecognized tax positions	12	13	44
Other	51	54	81
Total	$ 270	$ 281	$ 353